Tax Effects of Temporary Differences That Gives Rise to Significant Portions of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax liabilities:
Property, plant and equipment	$ 4,270	$ 6,501	$ 6,631
Goodwill attributable to intangibles	18,645	14,013	11,467
Other intangible assets	3,657	970	2,707
Accruals	238	51	77
Other		4	88
Unrealized FX	1,709	1,056	1,160
Total deferred tax liabilities recognized	28,519	22,595	22,130
Deferred tax assets:
Net operating loss and tax credits carryforwards	30,586	29,696	26,545
Property, plant and equipment	4,002	2,739	2,345
Accrued expenses and payments on account	37,620	30,136	20,326
Stock compensation	8,717	6,291	5,586
Deferred compensation expense	1,853	1,187	1,136
Other	892
Unrealized FX	352	92	98
Total deferred tax assets	84,022	70,141	56,036
Valuation allowance for deferred tax assets	(23,145)	(24,348)	(21,190)
Deferred tax assets recognized	60,877	45,793	34,846
Deferred tax assets net of unrecognized tax benefits	60,877	45,793	34,846
Overall Net deferred tax asset	$ 32,358	$ 23,198	$ 12,716